Common Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Class of Stock [Line Items]
Common Stock
10.
Common Stock

As of December 31, 2023, Legacy Zapata had 23,500,000 shares of $0.0001 par value common stock authorized. The voting, dividend, and liquidation rights of the holders of Legacy Zapata’s common stock were subject to and qualified by the rights, powers and preferences of the holders of the Convertible Preferred Stock set forth above and as designated by resolution of the Board of Directors. Each share of common stock entitles the holder to one vote, together with the holders of the Convertible Preferred Stock, on all matters submitted to the stockholders for a vote. The holders of common stock are entitled to receive dividends, if any, as declared by Legacy Zapata’s Board of Directors, subject to the preferential dividend rights of Convertible Preferred Stock.

As of December 31, 2023, after retrospectively adjusting for the effect of the reverse recapitalization, Legacy Zapata reserved 3,276,076 shares of its common stock to provide for exercise of outstanding stock options, and the future issuance of common stock options and restricted stock awards under the 2018 Plan (as defined in Note 12) and 13,001,114 shares to provide for the potential conversion of shares of Convertible Preferred Stock into common stock. Following the effectiveness of the 2024 Equity and Incentive Plan (the “2024 Plan”) in March 2024, the 2018 Plan has been terminated and Legacy Zapata will not make any further awards under the 2018 Plan. The Company has reserved 3,491,146 shares of the Company’s common stock for issuance under the 2024 Plan as of June 30, 2024 (see Note 12).

In connection with the consummation of the Merger, the Company’s authorized capital stock consists of 600,000,000 shares of the Company’s common stock, par value $0.0001 per share, and 10,000,000 shares of preferred stock, par value $0.0001 per share. No shares of preferred stock were issued or outstanding as of June 30, 2024. Upon the Closing, a) 17,696,425 shares of the Company’s common stock were issued to Legacy Zapata shareholders based on the Exchange Ratio of 0.9141, b) 1,846,206 shares of the Company’s common stock were held by AAC’s public shareholders who did not exercise redemption rights in connection with the Merger, c) 5,750,000 shares of the Company’s common stock were held by AAC’s sponsor and sponsor co-investor and key stockholders of the Sponsors, d) 3,257,876 shares of the Company’s common stock (856,202 shares to related parties) were issued upon conversion of Senior Secured Notes, e) 500,000 shares of the Company’s common stock were issued to Sandia pursuant to the Forward Purchase Agreement, and f) 42,372 shares of the Company’s common stock have been issued to certain capital markets advisors. On March 29, 2024, an employee exercised an option following the Merger and the Company issued 30,822 shares of the Company’s common stock. As of June 30, 2024 and December 31, 2023, 35,255,013 shares and 4,678,950 shares of the Company’s common stock were outstanding, respectively.

Under the terms of the Company’s certificate of incorporation, the Company’s Board of Directors is authorized to direct the Company, without any action or vote by its stockholders (except as may be provided by the terms of any class or series of Company preferred stock then outstanding), to issue shares of preferred stock in one or more series without the approval of the Company’s stockholders. The Company’s Board of Directors has the discretion to determine the rights, powers, preferences, privileges and restrictions, including voting rights, dividend rights, conversion rights, redemption privileges and liquidation preferences, of each series of preferred stock.

Lincoln Park Purchase Agreement

On December 19, 2023, AAC and the Company entered into the Purchase Agreement with Lincoln Park, pursuant to which Lincoln Park has agreed to purchase up to $75,000 of shares of common stock from time to time over a 36-month period following the Closing of the Merger, subject to the satisfaction of the conditions in the Purchase Agreement. In accordance with the Purchase Agreement, the Company paid Lincoln Park the Commitment Fee of $1,688 on April 11, 2024 through the issuance of 712,025 shares of common stock at an effective price of $2.37 per share (see Note 3).

In connection with the Purchase Agreement, AAC and the Company also entered into a Registration Rights Agreement with Lincoln Park, pursuant to which the Company is obligated to file the Lincoln Park Registration Statement that covers the shares of common stock that are issuable to Lincoln Park under the Purchase Agreement (including the Commitment Shares) with the SEC within 45 days following the Closing of the Merger. The Company filed the Lincoln Park Registration Statement on April 12, 2024, which was declared effective on April 18, 2024.

Zapata Computing, Inc. [Member]
Class of Stock [Line Items]
Common Stock
8.
Common Stock

As of December 31, 2023 and 2022, the Company has 23,500,000 shares of $0.0001 par value common stock authorized. The voting, dividend, and liquidation rights of the holders of the Company’s common stock are subject to and qualified by the rights, powers and preferences of the holders of the Convertible Preferred Stock set forth above and as designated by resolution of the Board of Directors. Each share of common stock entitles the holder to one vote, together with the holders of the Convertible Preferred Stock, on all matters submitted to the stockholders for a vote. The holders of common stock are entitled to receive dividends, if any, as declared by the Company’s Board of Directors, subject to the preferential dividend rights of Convertible Preferred Stock.

As of December 31, 2023, after retrospectively adjusting for the effect of the Merger as described in Note 1, the Company has reserved 3,276,073 shares of its common stock to provide for exercise of outstanding stock options, and the future issuance of common stock options and restricted stock awards under the 2018 Stock Incentive Plan and 13,001,114 at December 31, 2023, and 2022 to provide for the potential conversion of shares of Convertible Preferred Stock into common stock.